Unaudited interim condensed consolidated statements of financial position - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 12,594	€ 12,407
Property, plant and equipment	17,196	16,590
Right-of-use assets	21,303	22,120
Other assets	3,023	1,967
Non-current assets	54,116	53,084
Current assets
Inventories	9,322	11,405
Trade receivables and contract assets	28,604	29,199
Other assets	8,171	8,286
Cash and cash equivalents	45,221	48,156
Current assets	91,318	97,046
Assets	145,434	150,130
Equity
Issued capital	2,691	2,654
Capital reserve	127,921	125,916
Retained earnings and other reserves	(67,691)	(62,888)
Non-controlling interests	130	95
Equity	63,051	65,777
Non-current liabilities
Non-current loans	301	401
Lease liabilities	16,882	17,677
Deferred tax liabilities	207	207
Government grants	8,660	8,950
Non-current liabilities	26,050	27,235
Current liabilities
Government grants	1,293	1,342
Current loans	3,994	2,492
Lease liabilities	3,299	3,528
Trade payables	25,098	31,736
Liabilities from income taxes	58	58
Other liabilities	22,591	17,962
Current liabilities	56,333	57,118
Equity and liabilities	€ 145,434	€ 150,130